Investment in Affiliates - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, aggregate investment	¥ 38,916	¥ 32,860
Investment in affiliates, market value	50,244	38,918
Investment in affiliates, dividends received	18,186	9,957	¥ 10,221
Investment in affiliates, excess of cost over the underlying equity at acquisition dates	50,977	35,889
Asset management fee paid	52,825	36,150	593
Gains on the sales office buildings	16,338	5,872	¥ 5,816
Percentage of ownership interest acquired			51.00%
Gain loss on sale of stock in subsidiary or equity method investee			¥ 3,132
Gains on sales of subsidiaries and affiliates	¥ 20,575	64,923	7,883
Ownership interest sold	71.90%
Gain (loss) on sales of interest in subsidiary	¥ 14,883
Gain (loss) from remeasurement to fair value of retained interest	1,329
ORIX JREIT Inc.
Schedule of Equity Method Investments [Line Items]
Asset management fee paid	2,433	1,905	1,743
Gains on the sales office buildings	¥ 10,473	¥ 2,261	¥ 3,119
DAIKYO
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, percentage of ownership, equity-method		31.70%
Investment in affiliates, percentage of ownership		64.10%
Gains on sales of subsidiaries and affiliates		¥ 58,435
STX Energy
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, percentage of ownership, equity-method	25.00%